Nature of Operations	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

1.	NATURE OF OPERATIONS AND MERGER
Nature of Operations
This is the first Annual Report on Form 10-K that Willis Towers Watson Public Limited Company has filed since the completion of the merger between Willis Group Holdings Public Limited Company and Towers Watson and Company on January 4, 2016. Due to the closing date of the merger on January 4, 2016 and after the end of the fiscal year, Legacy Towers Watson results of operations and financial position are not presented in this 10-K and therefore are not reflected in the consolidated financial statements or those notes to the financial statements.
Willis Towers Watson is a leading global advisory, broking and solutions company that helps clients around the world turn risk into a path for growth. The Company provides both specialized risk management advisory and consulting services on a global basis to clients engaged in specific industrial and commercial activities, and services to small, medium and large corporations through its retail operations. We design and deliver solutions that manage risk, optimize benefits, cultivate talent, and expand the power of capital to protect and strengthen institutions and individuals. We help organizations improve performance through effective people, risk and financial management by focusing on providing human capital and financial consulting services.
In its capacity as an advisor, insurance and reinsurance broker, the Company acts as an intermediary between clients and insurance carriers by advising clients on risk management requirements, helping clients determine the best means of managing risk, and negotiating and placing insurance risk with insurance carriers through the Company’s global distribution network.
In our capacity as a consultant, technology and solutions and private exchange company we help our clients enhance business performance by improving their ability to attract, retain and motivate qualified employees. We focus on delivering consulting services that help organizations anticipate, identify and capitalize on emerging opportunities in human capital management as well as investment advice to help our clients develop disciplined and efficient strategies to meet their investment goals. We operate the largest private Medicare exchange in the United States. Through this exchange, we help our clients move to a more sustainable economic model by capping and controlling the costs associated with retiree healthcare benefits.
Our unique perspective allows us to see the critical intersections between talent, assets and ideas - the dynamic formula that drives business performance.
Merger
The Merger was consummated on January 4, 2016, pursuant to the previously announced Agreement and Plan of Merger. Immediately following the Merger, the Company effected an amendment to its Constitution and other organizational documents to change its name from Willis Group Holdings Public Limited Company to Willis Towers Watson Public Limited Company.
Due to the closing date of the Merger on January 4, 2016, and after the end of the fiscal year, Legacy Towers Watson results of operations and financial position are not presented in this Form 10-K. Please see Note 31 — Subsequent Events for additional information.